NATIONWIDE VARIABLE INSURANCE TRUST
NVIT American Funds Growth Fund
NVIT American Funds Global Growth Fund
NVIT American Funds Growth-Income Fund
NVIT American Funds Asset Allocation Fund
NVIT American Funds Bond Fund

Supplement dated August 11, 2023
to the Prospectus dated May 1, 2023

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Effective immediately, the Prospectus is amended as follows:

NVIT American Funds Global Growth Fund

1.	The table under the section entitled “Fund Summary: NVIT American Funds Global Growth Fund - Portfolio Managers” on page 9 of the Prospectus is deleted in its entirety and replaced with the following:

Portfolio Manager	Title	Length of Service
Patrice Collette	Partner – Capital World Investors, a division of Capital Research	Since 2015
Jonathan Knowles	Partner – Capital World Investors, a division of Capital Research	Since 2013
Roz Hongsaranagon	Partner – Capital World Investors, a division of Capital Research	Since 2018
Piyada Phanaphat	Partner – Capital World Investors, a division of Capital Research	Since 2022

2.	The information under the section entitled “Master Global Growth Fund Team Members” on page 47 of the Prospectus is deleted in its entirety and replaced with the following:

Patrice Collette is a Partner of Capital World Investors. Mr. Collette has been employed in the investment management area of Capital Research or its affiliates for the past 23 years. Mr. Collette has been an equity portfolio manager for the Master Global Growth Fund for 8 years and previously served as an investment analyst on the Master Global Growth Fund for 14 years.

Jonathan Knowles is a Partner of Capital World Investors. Mr. Knowles has been employed in the investment management area of Capital Research or its affiliates for the past 31 years. Mr. Knowles has been an equity portfolio manager for the Master Global Growth Fund for 10 years and previously served as an investment analyst on the Master Global Growth Fund for 10 years.

Roz Hongsaranagon is a Partner of Capital World Investors. Ms. Hongsaranagon has been employed in the investment management area of Capital Research or its affiliates for the past 20 years. Ms. Hongsaranagon has been an equity portfolio manager for the Master Global Growth Fund for 5 years.

Piyada Phanaphat is a Partner of Capital World Investors. Ms. Phanaphat has been employed in the investment management area of Capital Research or its affiliates for the past 16 years. Ms. Phanaphat has been an equity portfolio manager for the Master Global Growth Fund for 1 year.

NVIT American Funds Asset Allocation Fund

1.
The table under the section entitled “Fund Summary: NVIT American Funds Asset Allocation Fund - Portfolio Managers” on page 18 of the Prospectus is deleted in its entirety and replaced with the following:

Portfolio Manager	Title	Length of Service
Alan N. Berro	Partner – Capital World Investors, a division of Capital Research	Since 2000
David A. Daigle	Partner – Capital Fixed Income Investors, a division of Capital Research	Since 2009
John R. Queen	Partner – Capital Fixed Income Investors, a division of Capital Research	Since 2016
Jin Lee	Partner – Capital World Investors, a division of Capital Research	Since 2018
Emme Kozloff	Partner – Capital World Investors, a division of Capital Research	Since 2021
Justin Toner	Partner – Capital World Investors, a division of Capital Research	Since 2023

2.	The information under the section entitled “Master Asset Allocation Fund Team Members” on page 48 of the Prospectus is deleted in its entirety and replaced with the following:

Alan N. Berro is a Partner of Capital World Investors. Mr. Berro has been employed in the investment management area of Capital Research or its affiliates for the past 32 years. Mr. Berro has been an equity portfolio manager for the Master Asset Allocation Fund for 23 years.

David A. Daigle is a Partner of Capital Fixed Income Investors. Mr. Daigle has been employed in the investment management area of Capital Research or its affiliates for the past 29 years. Mr. Daigle has been a fixed-income portfolio manager for the Master Asset Allocation Fund for 14 years.

John R. Queen is a Partner of Capital Fixed Income Investors. Mr. Queen has been employed in the investment management area of Capital Research or its affiliates for the past 21 years. Mr. Queen has been a fixed-income portfolio manager for the Master Asset Allocation Fund for 7 years.

Jin Lee is a Partner of Capital World Investors. Mr. Lee has been employed in the investment management area of Capital Research or its affiliates for the past 26 years. Mr. Lee has been an equity portfolio manager for the Master Asset Allocation Fund for 5 years.

Emme Kozloff is a Partner of Capital World Investors. Ms. Kozloff has been employed in the investment management area of Capital Research or its affiliates for the past 17 years. Ms. Kozloff has been an equity portfolio manager for the Master Asset Allocation Fund for 2 years.

Justin Toner is a Partner of capital World Investors. Mr. Toner has been employed in the investment management area of Capital Research or its affiliates for the past 22 years. Mr. Toner has been an equity portfolio manager for the Master Asset Allocation Fund for less than one year.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE